Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Class A	Teekay Tanker Operations Ltd	TIL	Entities Under Common Control	Entities Under Common Control Teekay Tanker Operations Ltd	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A	Common Stock and Paid-in Capital Class B	Common Stock and Paid-in Capital Teekay Tanker Operations Ltd Class B	Common Stock and Paid-in Capital TIL Class A	Accumulated Deficit	Accumulated Deficit Teekay Tanker Operations Ltd
Beginning Balance, shares (in shares) at Dec. 31, 2016							19,913
Beginning Balance at Dec. 31, 2016	$ 932,740				$ 12,116			$ 1,040,669	$ 62,635			$ (182,680)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(58,023)				1,304	$ 1,300						(59,327)
Proceeds from issuance of common stock, net of offering costs (in shares)								744
Proceeds from issuance of common stock, net of offering costs		$ 13,521						$ 13,521
Acquisitions (in shares)										1,722	11,122
Acquisitions			$ (13,234)	$ (151,262)		$ (13,420)				$ (25,897)	$ (151,262)		$ (25,711)
Dividends declared	(20,679)											(20,679)
Equity-based compensation (in shares)							24
Equity-based compensation	1,014							1,014
Ending Balance, shares (in shares) at Dec. 31, 2017							33,525
Ending Balance at Dec. 31, 2017	1,006,601				0			1,206,466	88,532			(288,397)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(52,548)											(52,548)
Dividends declared	(8,052)											(8,052)
Equity-based compensation (in shares)							45
Equity-based compensation	1,220							1,220
Other	(288)							(289)				1
Ending Balance, shares (in shares) at Dec. 31, 2018							33,570
Ending Balance at Dec. 31, 2018	946,933				0			1,207,397	88,532			(348,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	41,362											41,362
Equity-based compensation (in shares)							85
Equity-based compensation	1,660							1,660
Adjustments to Additional Paid in Capital, Stock Split	35							34				1
Ending Balance, shares (in shares) at Dec. 31, 2019							33,655
Ending Balance at Dec. 31, 2019	$ 989,920				$ 0			$ 1,209,023	$ 88,532			$ (307,635)